Schedule H Line 4i - Schedule of Assets (Details) - Southern Bank 401(k) Retirement Plan (the Plan)	12 Months Ended
Jun. 30, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	43-0462350
EBP, Plan Number	001
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 876,590
EBP, Asset Held for Investment	$ 70,409,948
American Funds Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	American Funds Money Market Fund
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	2,163,753
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,163,753
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,494,883
Southern Missouri Bancorp, Inc. Common Stock (SMBC)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Southern Missouri Bancorp, Inc. Common Stock (SMBC)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	417,574
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,874,722
Investment, Identifier [Axis]: American Funds 2010 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2010TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	18,615
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 231,388
Investment, Identifier [Axis]: American Funds 2015 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2015TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	11,900
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 156,126
Investment, Identifier [Axis]: American Funds 2020 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2020TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	48,846
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 705,339
Investment, Identifier [Axis]: American Funds 2025 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2025TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	65,791
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,070,427
Investment, Identifier [Axis]: American Funds 2030 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2030TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	159,536
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,970,559
Investment, Identifier [Axis]: American Funds 2035 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2035TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	208,855
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,304,496
Investment, Identifier [Axis]: American Funds 2040 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2040TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	138,574
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,109,608
Investment, Identifier [Axis]: American Funds 2045 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2045TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	97,659
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,265,697
Investment, Identifier [Axis]: American Funds 2050 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2050TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	92,975
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,125,416
Investment, Identifier [Axis]: American Funds 2055 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2055TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	55,265
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,591,089
Investment, Identifier [Axis]: American Funds 2060 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2060TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	39,483
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 775,058
Investment, Identifier [Axis]: American Funds 2065 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2065TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	21,468
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 412,398
Investment, Identifier [Axis]: American Funds 2070 Target Date Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFunds2070TargetDateFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	409
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,913
Investment, Identifier [Axis]: American Funds American Balanced Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsAmericanBalancedFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	44,515
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,629,692
Investment, Identifier [Axis]: American Funds Bond Fund of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsBondFundOfAmericaR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	69,499
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 789,511
Investment, Identifier [Axis]: American Funds Fundamental Investors R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsFundamentalInvestorsR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	23,456
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,054,053
Investment, Identifier [Axis]: American Funds Growth Fund of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsGrowthFundOfAmericaR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	56,926
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,618,961
Investment, Identifier [Axis]: American Funds Income Fund of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsIncomeFundOfAmericaR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	32,958
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 875,683
Investment, Identifier [Axis]: American Funds Intermediate Bond Fund of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsIntermediateBondFundOfAmericaR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	40,401
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 512,291
Investment, Identifier [Axis]: American Funds Investment Company of America R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsInvestmentCompanyOfAmericaR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	59,554
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,733,460
Investment, Identifier [Axis]: American Funds New Perspective Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsNewPerspectiveFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	25,060
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,714,615
Investment, Identifier [Axis]: American Funds New World Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:AmericanFundsNewWorldFundR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares | shares	10,467
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 924,172
Investment, Identifier [Axis]: Fidelity Advisor Financials A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:FidelityAdvisorFinancialsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	3,365
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 127,091
Investment, Identifier [Axis]: Fidelity Advisor Growth Opportunities A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:FidelityAdvisorGrowthOpportunitiesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	5,764
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,113,100
Investment, Identifier [Axis]: Fidelity Advisor Technology A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:FidelityAdvisorTechnologyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	5,924
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 757,126
Investment, Identifier [Axis]: Franklin Income Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:FranklinIncomeFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	96,410
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 232,349
Investment, Identifier [Axis]: Invesco Comstock A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:InvescoComstockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	14,200
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 432,964
Investment, Identifier [Axis]: Invesco Small Cap Value A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:InvescoSmallCapValueMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	8,335
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 196,288
Investment, Identifier [Axis]: Ishares S&P 500 Index A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:IsharesSP500IndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	1,045
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 758,653
Investment, Identifier [Axis]: Putnam Large Cap Growth A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:PutnamLargeCapGrowthMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	14,058
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,021,564
Investment, Identifier [Axis]: Putnam Small Cap Growth Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:PutnamSmallCapGrowthFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	19,396
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,452,187
Investment, Identifier [Axis]: Victory Sycamore Established Value A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	smbc:VictorySycamoreEstablishedValueMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Investment, Number of Shares | shares	40,313
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,828,609
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	4.25%